Trade Notes and Accounts Payable - Summary of Trade Notes and Accounts Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Trade And Other Current Payables [Abstract]
Trade notes and accounts payable	$ 15,591	$ 555	$ 15,312